Goodwill	12 Months Ended
Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

13 Goodwill

The changes in goodwill in 2015 and 2014 were as follows:

	2015	2014

Balances as of January 1
Cost	2,328	2,593
Accumulated impairment	(207)	(235)

Book value	2,121	2,358
Changes in book value:
Acquisitions	7,464	—
Transfer to assets held for sale	(179)	—
Translation differences	(178)	(237)

Total changes	7,107	(237)

Balances as of December 31
Cost	9,414	2,328
Accumulated impairment	(186)	(207)

Book value	9,228	2,121

No goodwill impairment charges were required to be recognized in 2015 or 2014.

In 2015, goodwill includes the acquisitions of Freescale, Quintic’s Bluetooth Low Energy and Wearable businesses and Athena SCS Ltd.

Transfer to assets held for sale in 2015 includes our RF Power Business and Bipolar Power business, which were subsequently divested.

The fair value of the reporting units substantially exceeds the carrying value of the reporting units.

See note 22, “Segment and Geographical Information”, for goodwill by segment and note 3, “Acquisitions and Divestments”.